Investment in Limestone- Additional Information (Details)		3 Months Ended		6 Months Ended		12 Months Ended
	May 14, 2021 CAD ($) item	Feb. 29, 2024 CAD ($) $ / shares	Feb. 28, 2023 CAD ($)	Feb. 29, 2024 CAD ($) $ / shares	Feb. 28, 2023 CAD ($)	Aug. 31, 2023 CAD ($)	Jul. 18, 2023 $ / shares
Investment in Limestone
Purchase of senior unsecured subordinated convertible debentures | item	3,400
Aggregate amount of debentures | $	$ 3,400,000
Borrowings interest rate	10.00%
Debt Term	36 months
Conversion price | $ / shares		$ 0.36		$ 0.36
Closing date of issuance of debentures				120 days
Days prior to end of term				30 days
Share price | $ / shares		$ 0.50		$ 0.50
Common Share for consecutive trading days				20 days
Period for conversion				30 days
Impairment loss on debentures | $						$ 2,637,000
Net income (loss) for change in the fair value of the Debentures | $		$ 0	$ 2,637,000	$ 0	$ 2,746,667	$ 0
Conversion price of debenture into common shares | $ / shares							$ 0.071